Employee Benefits	12 Months Ended
Dec. 31, 2024
Employee Benefits
Employee Benefits

26.Employee Benefits

	For the year ended December 31
(in EUR 000)	2024	2023	2022
Salaries	16,969	16,918	13,918
Social charges	1,799	1,363	1,077
Pension charges	444	497	426
Share-based payment (see note 16)	3,968	2,611	2,697
Other	603	1,152	767
Total employee benefits	23,783	22,541	18,885

In order to be consistent with the current period’s presentation, comparable figures have been represented which involved aggregation of certain line items based on the nature of employee benefits.

	For the year ended December 31
(in EUR 000)	2024	2023	2022
Selling, general and administrative expenses	10,665	8,738	7,811
Research & Development expenses	13,118	13,803	11,074
Total employee benefits	23,783	22,541	18,885

As at December 31, 2024, the Company employed 183.6 (2023: 146.8) full-time equivalents, including white-collar employees and consultants. The following table presents a breakdown of the Company’s full-time equivalents as at December, 2024, 2023 and 2022:

	As at December 31
(in FTE’s)	2024	2023	2022
Selling, General & Administration	56.5	40.4	34.9
Research & Development	127.1	106.4	102.6
Total	183.6	146.8	137.5

As at December 31, 2024, the Company had 66.0 full-time equivalents located in Belgium (2023: 47.9), 45.2 full-time equivalents located in Israel (2023: 46.4), 3.0 full-time equivalents located in Australia (2023: 4.0), 53.0 full-time equivalents located in USA (2023: 35.0), 15.4 full-time equivalents located in Germany (2023: 13.5) and 1.0 full-time equivalent located in UK (2023: 0.0).